Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income/ (Loss) Income Taxes

The components of our income (loss) before income taxes were as follows:

	For the six months ended
	June 30, 2026	June 30, 2025
United States	$(1,744,394)	$(6,554,734)
Total	$(1,744,394)	$(6,554,734)
	For the three months ended
	June 30, 2026	June 30, 2025
United States	$832,130	$(2,608,799)
Total	$832,130	$(2,608,799)

	For the year ended
	December 31, 2025,	December 31, 2024,
Current income tax provision/(benefit):
Federal	$-	$-
State	16,612	36,504
Total current income tax provision/(benefit)	16,612	36,504

Deferred income tax provision/(benefit):
Federal	8,515	(1,475,347)
State	43,299	(204,058)
Total deferred income tax provision/(benefit)	51,814	(1,679,405)

Total income tax provision for (benefit from) continuing operations	$68,426	$(1,642,901)

Schedule of Income Tax Expense (Benefit)

The components of income tax expense (benefit) were as follows:

	For the six months ended
	June 30, 2026	June 30, 2025
Continuing operations	$5,260	$15,233
Discontinued operations	3,335	2,756
Total	$8,595	$17,989

	For the three months ended
	June 30, 2026	June 30, 2025
Continuing operations	$(17,899)	$1,728
Discontinued operations	2,756	2,756
Total	$(15,143)	$4,484

Schedule of Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate
	For the year ended December 31, 2025,
	Amount	Percentage
U.S. federal statutory tax	$(3,075,328)	21.00%
Foreign tax effects
Statutory tax rate difference between Foreign and United States	-	-
Other	-	-
State taxes, net of federal tax benefit	(440,377)	3.01
Return to income tax provision adjustments	(164,991)	1.13
Changes in valuation allowances	3,170,633	(21.65)
Nontaxable or nondeductible items
Meals and entertainment	1,401	(0.01)
Extinguishment of debt	37,550	(0.26)
Gain/loss on change in fair value of financial instruments	380,791	(2.60)
Stock-based compensation	148,559	(1.02)
Penalties	10,188	(0.07)
Provision for income tax	$68,426	(0.47)%
December 31, 2024
Income tax benefit at federal statutory rate	21.00%
State taxes, net of federal tax benefit	3.35
Change in valuation allowance	2.10
Return to income tax provision adjustments	(1.69)
Goodwill impairment	(22.60)
Permanent differences, net	0.61
Income tax benefit	2.77%

Schedule of Deferred Tax Assets and Liabilities
	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$6,982,167	$3,919,766
Bad debt expense	189,503	566,346
Accounts payable and accrued liabilities	-	375,907
Interest payable	-	74,565
Accrued payroll	-	269,958
Deferred revenue	17,198	78,189
Deferred compensation	75,665	211,778
Accrued interest, related party	41,847	28,909
Encompass Purchase Liability	80,996	-
Start-up costs	736,710	738,876
Operating and finance lease liabilities	-	70,742
Total deferred tax assets	8,124,086	6,335,036
(Less) valuation allowance	(6,257,237)	(3,086,603)
Net deferred tax assets	1,866,849	3,248,433

Deferred tax liabilities:
Depreciation	(8,893)	(5,051)
Amortization	(1,977,148)	(2,581,286)
Accounts receivable	-	(702,703)
Prepaids and other current assets	-	(26,771)
Total deferred tax liabilities	(1,986,041)	(3,315,811)

Total deferred tax liabilities	$(119,192)	$(67,378)